Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 3,769	$ 4,573	$ 6,774
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	1,055	1,168	957
Dividends received	60	205	250
Equity in results of affiliates, joint ventures and other investments	(243)	(167)	(280)
Deferred income taxes	(260)	109	(216)
Loss on disposal of property, plant and equipment	44	15	172
Gain on sale of assets available for sale			(1,513)
Foreign exchange and indexation gains, net	(182)	808	(104)
Unrealized derivative losses (gains), net	(114)	290	(212)
Unrealized interest (income) expense, net	47	150	7
Others	(38)	(68)	(37)
Decrease (increase) in assets:
Accounts receivable	645	456	111
Inventories	(445)	(203)	(743)
Recoverable taxes	355	20	(112)
Others	(21)	(16)	200
Increase (decrease) in liabilities:
Suppliers	(391)	(156)	157
Payroll and related charges	(601)	225	(356)
Income taxes	(472)	(185)	476
Others	47	288	477
Net cash provided by operating activities	3,255	7,512	6,008
Cash flows from investing activities:
Short term investments			1,253
Loans and advances receivable
Others	(38)	(58)	(143)
Judicial deposits	(12)	(59)	(29)
Investments	(217)	(345)	(115)
Additions to property, plant and equipment	(2,961)	(6,071)	(2,813)
Proceeds from disposal of investments			1,081
Net cash used in investing activities	(3,228)	(6,533)	(766)
Short-term debt
Additions	507	21	767
Repayments	(43)	(36)	(760)
Related parties
Proceeds			19
Repayments			(1)
Third parties
Proceeds	1,014	214	603
Repayments	(63)	(82)	(1,351)
Treasury stock		(1,001)
Transactions of noncontrolling interest	(76)	(1,134)
Dividends and interest attributed to Company's stockholders		(3,000)	(1,000)
Dividends and interest attributed to noncontrolling interest		(40)
Net cash provided by (used in) financing activities	1,339	(5,058)	(1,723)
Increase (decrease) in cash and cash equivalents	1,366	(4,079)	3,519
Effect of exchange rate changes on cash and cash equivalents	25	45	168
Cash and cash equivalents, beginning of period	3,531	7,565	7,584
Cash and cash equivalents, end of period	4,922	3,531	11,271
Cash paid during the period for:
Interest on short-term debt	(1)	(1)	(1)
Interest on long-term debt	(325)	(198)	(337)
Income tax	(656)	(1,060)	(965)
Non-cash transactions
Income tax paid with credits		(681)
Interest capitalized	$ 56	$ 78	$ 33